Note 7 - Deferred Finance Charges	12 Months Ended
Dec. 31, 2014
Deferred Finance Charges [Abstract]
Deferred Finance Charges [Text Block]
7.	Deferred Finance Charges

Gross deferred finance charges amounting to $4,828,675 and $5,959,350 as of December 31, 2013 and December 31, 2014, respectively, represent fees paid to the lenders for obtaining the related loans, and are presented on the balance sheet net of accumulated amortization. For the years ended December 31, 2012, 2013 and 2014, the amortization of deferred financing charges amounted to $412,138, $425,933 and $656,340, respectively, and is included in interest and finance costs in the consolidated statements of income.